Commitments And Contingencies (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Defined Contribution Plan, Cost	$ 0.7	$ 0.6
Match eligible contribution percentage, rate one	3.00%
Match eligible contribution percentage, rate two	3.50%
Match eligible contribution percentage, rate three	4.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
A3 Employee Contribution [Member]
Loss Contingencies [Line Items]
Employee contribution, percentage	3.00%
Employee Contribution Between 3 and 4 [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Employee contribution, percentage	3.00%
Employee Contribution Between 3 and 4 [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Employee contribution, percentage	4.00%
Employee Contribution Between 4 and 5 [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Employee contribution, percentage	4.00%
Employee Contribution Between 4 and 5 [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Employee contribution, percentage	5.00%